Warrants (Details )	Feb. 26, 2026 $ / shares
Warrants
Stock Price	$ 7.96
Exercise Price	$ 9.00
Volatility	73.00%
Risk free rate of return	354.00%
Term to maturity (Years)	5 years
Term to financing (years)	2 years 6 months